SIGNIFICANT ACCOUNTING POLICIES (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets	$ 3,978	$ 5,075	$ 5,075	$ 0
Financial Liabilities	792	3,292
Earnout [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities			3,292	0
Fair Value, Inputs, Level 3 [Member] | Earnout [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities	792	3,292	3,292	0
Money market funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets	2,665	2,550	2,550	0
Treasury bills [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets	$ 1,313	$ 2,525	$ 2,525	$ 0